UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® California Municipal

Money Market Fund

November 30, 2006

1.810684.102

CFS-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.3%
	Principal Amount (000s)	Value (000s)
California - 92.6%
ABAG Fin. Auth. for Nonprofit Corp. Rev. Participating VRDN Series MT 40, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 18,995	$ 18,995
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev.:
(Paragon Apt. Proj.) Series A, 3.53%, LOC Comerica Bank, Detroit, VRDN (b)(c)	15,200	15,200
(Vintage Chateau Proj.) Series A, 3.61%, LOC Union Bank of California, VRDN (b)(c)	12,000	12,000
Alameda Corridor Trans. Auth. Rev. Participating VRDN:
Series BS 05 222 Class A, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	11,755	11,755
Series Floaters 06 1513, 3.5% (Liquidity Facility Morgan Stanley) (b)(d)	2,505	2,505
Series PZ 51, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,300	12,300
Alhambra Ctfs. of Prtn. Participating VRDN Series PT 3457, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,060	8,060
Anaheim School District Participating VRDN Series PT 3631, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,000	5,000
Bay Area Toll Auth. Toll Bridge Rev. Participating VRDN:
Series EGL 06 83 Class A, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	25,000	25,000
Series MT 238, 3.73% (Liquidity Facility DEPFA BANK PLC) (b)(d)	21,900	21,900
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 3.5%, LOC Fannie Mae, VRDN (b)(c)	14,288	14,288
Burbank Glendale Pasadena Arpt. Auth. Rev. Participating VRDN:
Series MT 137, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,885	2,885
Series Putters 904, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	5,715	5,715
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Participating VRDN Series PT 607, 3.48% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	5,790	5,790
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN:
Series Putters 309, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	13,095	13,095
Series Putters 322, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	11,520	11,520
Series Putters 395, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	16,655	16,655
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN: - continued
Series Putters 532Z, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 2,500	$ 2,500
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN:
Series Putters 664, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,395	3,395
Series ROC II R2062, 3.48% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,725	5,725
California Econ. Recovery Participating VRDN:
Series MS 06 1538, 3.48% (Liquidity Facility Morgan Stanley) (b)(d)	20,575	20,575
Series ROC II R2114, 3.48% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,125	5,125
California Edl. Facilities Auth. Rev. Participating VRDN:
Series EGL 03 45 Class A, 3.49% (Liquidity Facility Citibank NA) (b)(d)	6,775	6,775
Series PA 542, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,105	8,105
California Edl. Facilities Rev. Participating VRDN Series AAB 05 32, 3.51% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	12,000	12,000
California Gen. Oblig.:
Bonds:
Series AAB 00 1, 3.5%, tender 12/7/06 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	19,065	19,065
4% 10/1/07 (a)	9,400	9,442
Participating VRDN:
MOTC PA 1396, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,720	12,720
MOTC PT 3574, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,110	9,110
MS 06 1437, 3.48% (Liquidity Facility Morgan Stanley) (b)(d)	13,025	13,025
ROCS RR II R 622 PB, 3.49% (Liquidity Facility Deutsche Postbank AG) (b)(d)	2,460	2,460
Series 01 777X, 3.51% (Liquidity Facility Morgan Stanley) (b)(c)(d)	11,670	11,670
Series EGL 04 1013 Class A, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	2,070	2,070
Series EGL 06 76 Class A, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series EGL 06 99 Class A, 3.49% (Liquidity Facility Citibank NA) (b)(d)	$ 17,520	$ 17,520
Series Merlots 02 A17, 3.5% (Liquidity Facility Bank of New York, New York) (b)(d)	12,185	12,185
Series Merlots B45, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(d)	30,785	30,785
Series MS 1297, 3.48% (Liquidity Facility Morgan Stanley) (b)(d)	16,275	16,275
Series PA 1231, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	21,690	21,690
Series PA 1366, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,500	7,500
Series PT 1252, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	23,945	23,945
Series PT 2272, 3.48% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	5,365	5,365
Series PT 2485, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,960	2,960
Series PT 964, 3.48% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	11,800	11,800
Series Putters 1267, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	11,845	11,845
Series Putters 245, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,660	6,660
Series Putters 557Z, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,445	6,445
Series ROC II R438CE, 3.5% (Liquidity Facility Citibank NA) (b)(c)(d)	18,750	18,750
Series SG 95, 3.48% (Liquidity Facility Societe Generale) (b)(d)	215	215
Series TOC 05 HH, 3.51% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	1,200	1,200
3.5% 12/1/06 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	25,000	25,000
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series MS 26, 3.48% (Liquidity Facility Morgan Stanley) (b)(d)	9,495	9,495
Series PA 1414 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	28,200	28,200
Series PT 953, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,495	6,495
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Participating VRDN:
Series 3659, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	$ 9,535	$ 9,535
Series MT 208, 3.54% (Liquidity Facility Lloyds TSB Bank PLC) (b)(c)(d)	20,385	20,385
Series MT 211, 3.54% (Liquidity Facility Lloyds TSB Bank PLC) (b)(c)(d)	10,840	10,840
Series MT 225, 3.54% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(c)(d)	20,560	20,560
Series MT 36, 3.54% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	2,200	2,200
Series MT 4, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,100	1,100
Series MT 7, 3.54% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	5,150	5,150
Series MT 73, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,100	1,100
Series PA 1418R, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	18,455	18,455
Series PA 1419R, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	4,620	4,620
Series PT 2353, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,820	1,820
Series PT 2399, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	910	910
Series PT 3656, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,325	3,325
Series PT 3691, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	9,340	9,340
Series PT 998, 3.54% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	5,540	5,540
(California Home Mortgage Proj.) Series B3, 3.5% (Liquidity Facility BNP Paribas SA), VRDN (b)(c)	6,540	6,540
Series 2002 U, 3.59% (FSA Insured), VRDN (b)(c)	37,600	37,600
Series 2003 D:
3.5% (FSA Insured), VRDN (b)(c)	16,200	16,200
3.5% (FSA Insured), VRDN (b)(c)	32,050	32,050
Series 2003 F, 3.48% (FSA Insured), VRDN (b)(c)	22,900	22,900
Series 2003 H, 3.4% (FSA Insured), VRDN (b)(c)	43,335	43,335
Series 2003 U, 3.59% (FSA Insured), VRDN (b)(c)	24,335	24,335
Series 2005 A, 3.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(c)	120,930	120,932
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Home Mtg. Rev.: - continued
Series 2005 B, 3.4% (AMBAC Insured), VRDN (b)(c)	$ 6,600	$ 6,600
Series 2005 D, 3.42% (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), VRDN (b)(c)	74,860	74,860
Series 2005 F:
3.48% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(c)	20,000	20,000
3.48% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(c)	13,000	13,000
Series B, 3.4% (AMBAC Insured), VRDN (b)(c)	2,470	2,470
Series B1, 3.5% (Liquidity Facility BNP Paribas SA), VRDN (b)(c)	34,505	34,505
Series D, 3.42% (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), VRDN (b)(c)	43,780	43,780
Series M, 3.5% (Liquidity Facility Bank of America NA), VRDN (b)(c)	47,865	47,865
Series U, 3.5% (MBIA Insured), VRDN (b)(c)	14,165	14,165
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN:
PT 3501, 3.48% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	10,900	10,900
Series 06 1485, 3.48% (Liquidity Facility Morgan Stanley) (b)(d)	44,740	44,740
Series 06 1504, 3.48% (Liquidity Facility Morgan Stanley) (b)(d)	4,425	4,425
Series EGL 03 46 Class A, 3.49% (Liquidity Facility Citibank NA) (b)(d)	7,700	7,700
Series EGL 04 28 Class A, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	7,000	7,000
Series PA 1202R, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,000	5,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. Participating VRDN MS 06 1429, 3.51% (Liquidity Facility Morgan Stanley) (b)(c)(d)	8,445	8,445
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Republic Services, Inc. Proj.):
3.87%, VRDN (b)(c)	18,000	18,000
3.87%, VRDN (b)(c)	20,000	20,000
California Pub. Works Board Lease Rev. Participating VRDN:
Series PA 814R, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,855	6,855
Series PT 3262, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	16,980	16,980
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev. Participating VRDN: - continued
Series PT 3417, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 7,960	$ 7,960
Series Putters 610, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,755	3,755
Stars 160, 3.48% (Liquidity Facility BNP Paribas SA) (b)(d)	5,285	5,285
California State Univ. Rev. & Colleges Participating VRDN:
MS 06 1411, 3.48% (Liquidity Facility Morgan Stanley) (b)(d)	8,580	8,580
Putters 1435, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,995	2,995
Series EGL 7050014 Class A, 3.49% (Liquidity Facility Citibank NA) (b)(d)	34,400	34,400
Series Putters 1320, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,025	6,025
California Statewide Cmnty. Dev. Auth. Multi-family Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 3.5%, LOC Fannie Mae, VRDN (b)(c)	3,350	3,350
(Bristol Apts. Proj.) Series Z, 3.5%, LOC Freddie Mac, VRDN (b)(c)	9,500	9,500
(Canyon Creek Apts. Proj.) Series 1995 C, 3.51%, LOC Fannie Mae, VRDN (b)(c)	28,800	28,800
(Crocker Oaks Apts. Proj.) Series 2001 H, 3.5%, LOC Fannie Mae, VRDN (b)(c)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 3.5%, LOC Fannie Mae, VRDN (b)(c)	20,000	20,000
(Grove Apts. Proj.) Series X, 3.5%, LOC Fannie Mae, VRDN (b)(c)	6,150	6,150
(Marlin Cove Apts. Proj.) Series V, 3.5%, LOC Fannie Mae, VRDN (b)(c)	16,000	16,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 3.53%, LOC Bank of America NA, VRDN (b)(c)	41,800	41,800
(Northwood Apts. Proj.) Series N, 3.5%, LOC Freddie Mac, VRDN (b)(c)	5,000	5,000
(Oakmont Stockton Proj.) Series 1997 C, 3.58% (Gen. Elec. Cap. Corp. Guaranteed), VRDN (b)(c)	5,960	5,960
(River Run Sr. Apts. Proj.) Series LL, 3.5%, LOC Fannie Mae, VRDN (b)(c)	13,705	13,705
(Sunrise Fresno Proj.) Series B, 3.5%, LOC Fannie Mae, VRDN (b)(c)	5,500	5,500
(Terraces at Park Marino Proj.) Series I, 3.59%, LOC California Teachers Retirement Sys., VRDN (b)(c)	6,995	6,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmnty. Dev. Auth. Multi-family Rev.: - continued
(The Crossings at Elk Grove Apts.) Series H, 3.53%, LOC Citibank NA, VRDN (b)(c)	$ 15,000	$ 15,000
(Varena Assisted Living Apts. Proj.) Series 2006 F, 3.53%, LOC HSH Nordbank, VRDN (b)(c)	10,386	10,386
(Villa Paseo Proj.) 3.5%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(c)	4,000	4,000
(Vineyard Creek Apts. Proj.) Series 2003 W, 3.5%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(c)	16,200	16,200
(Vista Del Monte Proj.) Series QQ, 3.5%, LOC Fannie Mae, VRDN (b)(c)	19,105	19,105
(Wilshire Court Proj.) Series M, 3.5%, LOC Fannie Mae, VRDN (b)(c)	17,500	17,500
California Statewide Cmnty. Dev. Corp. Rev.:
(Lansmont Corp. Proj.) Series 1996 G, 3.5%, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,250	1,250
(Merrill Packaging Proj.) 3.5%, LOC Wells Fargo Bank NA, VRDN (b)(c)	950	950
(Rix Industries Proj.) Series 1996 I, 3.5%, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,200	1,200
(Supreme Truck Bodies of California Proj.) 3.5%, LOC JPMorgan Chase Bank, VRDN (b)(c)	1,200	1,200
California Statewide Cmntys. Dev. Auth. Rev.:
Participating VRDN Series ROCS RR II R 571CE, 3.48% (Liquidity Facility Citibank NA) (b)(d)	10,600	10,600
(JTF Enterprises LLC Proj.) Series 1996 A, 3.5%, LOC Bank of America NA, VRDN (b)(c)	3,000	3,000
California Statewide Fing. Auth. Participating VRDN Series PA 1287, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,150	3,150
Carson Redev. Agcy. Participating VRDN:
Series PT 2346, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,000	2,000
Series ROC II R2076, 3.48% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,140	3,140
Chabot-Las Positas Cmnty. College District Participating VRDN Series 284, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	5,560	5,560
Chabot-Las Positas Cmnty. Coliseum Participating VRDN:
Series 87 Z, 3.53% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	2,510	2,510
Series MOTC PT 3551, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,135	6,135
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Chabot-Las Positas Cmnty. Coliseum Participating VRDN: - continued
Series PZ 137, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,685	$ 5,685
Chico Redev. Agcy. Participating VRDN Series DB 192, 3.48% (Liquidity Facility Deutsche Bank AG) (b)(d)	13,600	13,600
Chula Vista Ind. Dev. Rev. Participating VRDN Series PA 1362, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,125	3,125
City of Long Beach TRAN 4.5% 10/10/07	22,500	22,703
Coachella Valley Unified School District Participating VRDN Series PT 3147, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,475	6,475
Coast Cmnty. College District Participating VRDN:
GS 06 36TPZ, 3.54% (Liquidity Facility Wells Fargo & Co.) (b)(d)	15,165	15,165
Series Putters 1417, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,675	1,675
Series PZ 120, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,010	3,010
Series ROCS RR II R 6088, 3.48% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,500	7,500
Contra Costa County Multi-family Hsg. Rev. (Del Norte Place Apt. Proj.) Series 1994, 3.52%, LOC Freddie Mac, VRDN (b)(c)	10,610	10,610
Contra Costa County Gen. Oblig. TRAN 4.5% 12/7/06	10,300	10,301
Dublin Unified School District Participating VRDN:
Series PT 2633, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,000	6,000
Series Putters 809, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,700	5,700
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN Series EGL 7053015 Class A, 3.49% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	10,000	10,000
El Camino Cmnty. College District Participating VRDN Series Putter 1471, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,865	2,865
Elk Grove Fin. Auth. Spl. Tax Rev. Participating VRDN Series DB 190, 3.48% (Liquidity Facility Deutsche Bank AG) (b)(d)	5,175	5,175
Fairfield-Suisun Unified School District Participating VRDN Series ROC II R 6019, 3.48% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,935	2,935
Fontana Pub. Fing. Authorized Tax Allocation Rev. Participating VRDN Series Putters 707, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,070	2,070
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill-De Anza Cmnty. College District Participating VRDN:
Series Merlots 00 YY, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(d)	$ 3,650	$ 3,650
Series PZ 57, 3.53% (Liquidity Facility BNP Paribas SA) (b)(d)	6,775	6,775
Series ROC II R4540, 3.48% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,500	7,500
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Participating VRDN Series PZ 96, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	135	135
Fresno Arpt. Rev. Participating VRDN Series Merlots 00 B2, 3.55% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	4,155	4,155
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. Participating VRDN Series PT 1979, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,810	7,810
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 3.54%, LOC Comerica Bank, Detroit, VRDN (b)(c)	9,100	9,100
Golden State Tobacco Securitization Corp. Participating VRDN:
Series 1500, 3.48% (Liquidity Facility Morgan Stanley) (b)(d)	15,290	15,290
Series 1503, 3.48% (Liquidity Facility Morgan Stanley) (b)(d)	7,400	7,400
Series 7021, 3.53% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	5,000	5,000
Series Best 05 230, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	7,175	7,175
Series DB 195, 3.53% (Liquidity Facility Deutsche Bank AG) (b)(d)	2,080	2,080
Series EGL 7053009 Class A, 3.49% (Liquidity Facility Citibank NA) (b)(d)	19,800	19,800
Series MS 06 1421, 3.48% (Liquidity Facility Morgan Stanley) (b)(d)	16,110	16,110
Series MS 1298, 3.48% (Liquidity Facility Morgan Stanley) (b)(d)	5,000	5,000
Series MSTC 238, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	7,510	7,510
Series PA 1236, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,535	3,535
Series PZ 86, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,050	5,050
Series ROC II R443CE, 3.5% (Liquidity Facility Citibank NA) (b)(d)	4,100	4,100
Series ROC II R448CE, 3.5% (Liquidity Facility Citibank NA) (b)(d)	7,500	7,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Participating VRDN: - continued
Series TOC 04 B, 3.48% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	$ 17,500	$ 17,500
3.48% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,845	3,845
3.49% (Liquidity Facility Citibank NA) (b)(d)	88,855	88,855
Golden West Schools Fing. Auth. Participating VRDN:
Series CDCM 05 21, 3.48% (Liquidity Facility CDC Fin.-CDC IXIS) (b)(d)	10,065	10,065
Series DB 164, 3.48% (Liquidity Facility Deutsche Bank AG) (b)(d)	9,955	9,955
Goleta Wtr. District Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R2050, 3.48% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,470	3,470
Grossmont Union High School District Participating VRDN Series PT 3489, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,820	10,820
Grossmont-Cuyamaca Cmnty. College District Participating VRDN:
Series MS 1130, 3.48% (Liquidity Facility Morgan Stanley) (b)(d)	6,900	6,900
Series ROC II R6052, 3.48% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,000	2,000
Irwindale Cmnty. Dev. Agcy. Tax Participating VRDN Series PT 3542, 3.48% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	7,125	7,125
Lassen Muni. Util. District Rev. Series 1996 A, 3.48% (FSA Insured), VRDN (b)(c)	2,155	2,155
Long Beach Unified School District Participating VRDN ROC II R 4560, 3.48% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,995	6,995
Long Beach Hbr. Rev. Participating VRDN:
Series MS 00 418, 3.51% (Liquidity Facility Morgan Stanley) (b)(c)(d)	18,190	18,190
Series MS 01 786X, 3.51% (Liquidity Facility Morgan Stanley) (b)(c)(d)	5,570	5,570
Series MT 140, 3.52% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	4,995	4,995
Series PT 2579, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,145	3,145
Series PT 2708, 3.52% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	5,705	5,705
Series PT 2756, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,545	2,545
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Hbr. Rev. Participating VRDN: - continued
Series PT 2936, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	$ 5,235	$ 5,235
Series Putters 730, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	1,790	1,790
Series SG 147, 3.53% (Liquidity Facility Societe Generale) (b)(c)(d)	9,890	9,890
3.52% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	6,420	6,420
Los Angeles Cmnty. College District Participating VRDN Series MS 1129, 3.48% (Liquidity Facility Morgan Stanley) (b)(d)	5,500	5,500
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Metropolitan Lofts Apts. Proj.) Series 2002 A, 3.53%, LOC Bank of America NA, VRDN (b)(c)	17,500	17,500
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(d)	16,000	16,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series EGL 06 10 Class A, 3.49% (Liquidity Facility Citibank NA) (b)(d)	13,000	13,000
Series EGL 7053026 Class A, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	52,800	52,800
Series Putters 1272, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,050	5,050
Series ROC II R4033, 3.48% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,335	10,335
Series ROC II R4510, 3.48% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,795	6,795
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series EGL 06 0044, 3.49% (Liquidity Facility Citibank NA) (b)(d)	26,250	26,250
Series EGL 06 0067, 3.49% (Liquidity Facility Citibank NA) (b)(d)	27,365	27,365
Series EGL 06 34 Class A, 3.49% (Liquidity Facility Citibank NA) (b)(d)	17,555	17,555
Series Merlots 99 L, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(d)	23,300	23,300
3.49% (Liquidity Facility Citibank NA) (b)(d)	17,900	17,900
Los Angeles Gen. Oblig.:
Participating VRDN Series PT 1475, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	13,320	13,320
TRAN 4.5% 6/29/07	86,000	86,362
Los Angeles Hbr. Dept. Rev.:
Bonds Series A, 5% 8/1/07 (MBIA Insured) (c)	2,000	2,019
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Hbr. Dept. Rev.: - continued
Participating VRDN:
Series Merlots 06 A3, 3.55% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	$ 9,480	$ 9,480
Series MS 06 1473, 3.51% (Liquidity Facility Morgan Stanley) (b)(c)(d)	12,715	12,715
Series PA 1397, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	16,895	16,895
Series ROC II R559, 3.5% (Liquidity Facility Citibank NA) (b)(c)(d)	25,055	25,055
Los Angeles Multi-family Hsg. Rev.:
(Colonia Corona Apts. Proj.) Series D, 3.68%, LOC Citibank NA, VRDN (b)(c)	2,055	2,055
(Tri-City Hsg. Proj.) Series 1, 3.5%, LOC Citibank NA, VRDN (b)(c)	1,300	1,300
Los Angeles Muni. Impt. Corp. Lease Rev. Participating VRDN Series PT 1405, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,025	12,025
Los Angeles Single Family Mortgage Rev. Series 2004 A, 3.41% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	12,935	12,935
Los Angeles Unified School District:
Participating VRDN:
Series 1475, 3.48% (Liquidity Facility Morgan Stanley) (b)(d)	38,540	38,540
Series 1483, 3.48% (Liquidity Facility Morgan Stanley) (b)(d)	10,815	10,815
Series 1528, 3.48% (Liquidity Facility Morgan Stanley) (b)(d)	10,615	10,615
Series EGL 03 43 Class A, 3.49% (Liquidity Facility Citibank NA) (b)(d)	4,900	4,900
Series EGL 03 49 Class A, 3.49% (Liquidity Facility Citibank NA) (b)(d)	4,800	4,800
Series EGL 06 0143, 3.49% (Liquidity Facility Citibank NA) (b)(d)	35,930	35,930
Series EGL 06 88 Class A, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	7,800	7,800
Series MS 06 1542, 3.48% (Liquidity Facility Morgan Stanley) (b)(d)	9,065	9,065
Series PA 1115, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,000	1,000
Series PA 792R, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,945	8,945
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District: - continued
Participating VRDN:
Series PT 3191, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 7,980	$ 7,980
Series Putters 1442, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,500	4,500
Series Putters 1573, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	24,000	24,000
Series Putters 488, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	28,140	28,140
Series ROC II R24, 3.48% (Liquidity Facility Citibank NA) (b)(d)	6,495	6,495
Series ROC II R25, 3.48% (Liquidity Facility Citibank NA) (b)(d)	6,665	6,665
Series ROC RR II 7033, 3.48% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,150	2,150
TRAN 4.25% 12/3/07	10,565	10,647
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series EGL 7053003 Class A, 3.49% (Liquidity Facility Citibank NA) (b)(d)	52,500	52,500
Series ROC II R4034, 3.48% (Liquidity Facility Citigroup, Inc.) (b)(d)	8,640	8,640
Metropolitan Wtr. District Southern California Wtrwks. Rev. Participating VRDN:
Series 1482, 3.48% (Liquidity Facility Morgan Stanley) (b)(d)	17,250	17,250
Series Merlots 99 O, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(d)	9,500	9,500
Series PT 3601, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,005	8,005
Milpitas Redev. Agcy. Participating VRDN:
Series ROC II R2057, 3.48% (Liquidity Facility Citigroup, Inc.) (b)(d)	8,985	8,985
Series ROC II R2145, 3.48% (Liquidity Facility Citigroup, Inc.) (b)(d)	8,570	8,570
Series ROC II R4538, 3.48% (Liquidity Facility Citigroup, Inc.) (b)(d)	8,170	8,170
Series ROC II R4557, 3.48% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,275	6,275
Milpitas Unified School District Participating VRDN Series Putters 615, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	8,700	8,700
Modesto Irrigation District Ctfs. of Prtn. Participating VRDN Series PT 3539, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,265	2,265
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Morgan Stanley & Co., Inc. Trust Var Participating VRDN Series 1486, 3.48% (Liquidity Facility Morgan Stanley) (b)(d)	$ 35,625	$ 35,625
Mount San Antonio Cmnty. College Participating VRDN Series ROC 7042, 3.48% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,865	7,865
North Orange County Cmnty. College District Rev. Participating VRDN Series PZ 68, 3.53% (Liquidity Facility BNP Paribas SA) (b)(d)	5,220	5,220
Norwalk-Mirada Unified School District Participating VRDN Series SG 169, 3.5% (Liquidity Facility Societe Generale) (b)(d)	8,000	8,000
Oakland Gen. Oblig. Participating VRDN Series Merlots 00 A, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,000	3,000
Oakland Redev. Agcy. Sub Tax Allocation Participating VRDN Series PT 2035, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,650	11,650
Oakland Swr. Rev. Participating VRDN Series Putters 631, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,435	2,435
Olcese Wtr. District Bonds 3.78% tender 12/4/06, LOC Sumitomo Mitsui Banking Corp., CP mode (c)	8,100	8,100
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts. Proj.) Series 1999 A, 3.51%, LOC Fannie Mae, VRDN (b)(c)	21,000	21,000
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 3.43%, LOC Fannie Mae, VRDN (b)(c)	6,755	6,755
Port of Oakland Gen. Oblig. Participating VRDN:
Series Merlots 00 JJ, 3.55% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	29,680	29,680
Series MS 1192X, 3.51% (Liquidity Facility Morgan Stanley) (b)(c)(d)	13,000	13,000
Series PA 1053, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	15,070	15,070
Series PT 2688, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	9,780	9,780
Series PT 2755, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,620	2,620
Series Putters 684, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	2,755	2,755
Series Putters 863, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	2,605	2,605
Series Putters 889, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	6,905	6,905
Series RobIns 5, 3.5% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	16,690	16,690
Port of Oakland Port Rev. Participating VRDN Series PA 1093, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	7,975	7,975
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Poway Unified School District Participating VRDN Series MS 06 1506, 3.48% (Liquidity Facility Morgan Stanley) (b)(d)	$ 7,555	$ 7,555
Puttable Floating Option Tax Receipts Participating VRDN:
Series PZP 003, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,610	3,610
Series PZP 019, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	15,050	15,050
Series PZP 13, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	14,680	14,680
Series PZP 14, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,720	10,720
Series PZP 2, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,365	3,365
Series PZP 8, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,475	4,475
Series PZP 9, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	14,500	14,500
Rancho Santiago Cmnty. College District Participating VRDN Series ROC II R2181, 3.48% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,580	5,580
Riverside County Single Family Rev. Participating VRDN Series PT 2351, 3.51% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	7,105	7,105
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 3.56%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	4,305	4,305
Rowland Unified School District Participating VRDN Series MS 06 1484, 3.48% (Liquidity Facility Morgan Stanley) (b)(d)	4,795	4,795
Sacramento City Fing. Auth. Rev.:
Participating VRDN Series TOC 06 Z3, 3.54% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	5,378	5,378
Participating VRDN Series MSTC 05 246, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	7,675	7,675
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(Deer Park Apts. Proj.) Issue A, 3.5%, LOC Fannie Mae, VRDN (b)(c)	13,200	13,200
(Natomas Park Apts. Proj.) Series Issue B, 3.5%, LOC Fannie Mae, VRDN (b)(c)	13,550	13,550
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN Series MS 06 1498, 3.48% (Liquidity Facility Morgan Stanley) (b)(d)	15,825	15,825
Sacramento County Single Family Mtg. Rev. Participating VRDN:
Series PT 2326, 3.51% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	16,310	16,310
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento County Single Family Mtg. Rev. Participating VRDN: - continued
Series PT 2327, 3.51% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	$ 8,910	$ 8,910
Series PT 2331, 3.51% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	6,730	6,730
Sacramento Hsg. Auth. Multi-family:
(Countrywood Village Apts. Proj.) Series F, 3.5%, LOC Fannie Mae, VRDN (b)(c)	8,225	8,225
(Phoenix Park II Apts. Proj.) 3.53%, LOC Citibank NA, VRDN (b)(c)	21,570	21,570
3.5%, LOC Fannie Mae, VRDN (b)(c)	7,000	7,000
Sacramento Muni. Util. District Elec. Rev. Participating VRDN Series EGL 7050048 Class A, 3.49% (Liquidity Facility Citibank NA) (b)(d)	2,000	2,000
Sacramento Muni. Util. District Fing. Auth. Rev. Participating VRDN Series PT 3360, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	15,635	15,635
San Bernardino County Ctfs. of Prtn. Participating VRDN Series ROC II R 2139, 3.48% (Liquidity Facility Citigroup, Inc.) (b)(d)	8,310	8,310
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Participating VRDN:
Series DB 181, 3.52% (Liquidity Facility Deutsche Bank AG) (b)(c)(d)	5,940	5,940
Series PT 3251, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,895	5,895
San Diego Unified School District Participating VRDN:
Series 3723, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,230	3,230
Series PT 3727, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,710	7,710
Series ROC II R2112 3.48% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,900	4,900
3.5% (Liquidity Facility Bank of America NA) (b)(d)	7,060	7,060
San Francisco Arpt. Commission Int'l. Arpt. Rev. Participating VRDN Series MSTC 01 136, 3.67% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)(d)	12,570	12,570
San Francisco Bldg. Auth. Lease Rev. Participating VRDN Series PT 3461, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,605	6,605
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Participating VRDN:
Series PT 3725, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,555	$ 5,555
Series PT 899, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	4,765	4,765
Series Putters 1561, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,565	7,565
Second Series 33B, 3.45% (XL Cap. Assurance, Inc. Insured), VRDN (b)(c)	25,000	25,000
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Mission Creek Cmnty. Proj.) Series B, 3.53%, LOC Citibank NA, VRDN (b)(c)	21,700	21,700
San Francisco City & County Unified School District Participating VRDN Series Putters 549, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,355	5,355
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Participating VRDN Series TOC 06 Z17, 3.5% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	13,325	13,325
San Jose Arpt. Rev. Participating VRDN Series ROC II R2004, 3.48% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,545	2,545
San Jose Fing. Auth. Lease Rev. Participating VRDN Series Putters 1280Z, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,300	6,300
San Jose Int'l. Arpt. Rev. Series 03B, 3.65% 12/7/06, LOC JPMorgan Chase Bank, CP (c)	1,555	1,555
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series D, 3.5%, LOC Fannie Mae, VRDN (b)(c)	26,300	26,300
(Kennedy Apt. Homes Proj.) Series K, 3.5%, LOC Fannie Mae, VRDN (b)(c)	9,775	9,775
San Mateo County Cmnty. College District Participating VRDN:
Series MSTC 3003, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	8,830	8,830
Series PZ 125, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,940	9,940
San Mateo County Trans. District Sales Tax Rev. Participating VRDN:
Series AAB 06 19, 3.51% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	13,660	13,660
Series EGL 06 79 Class A, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	17,335	17,335
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Mateo County Trans. District Sales Tax Rev. Participating VRDN: - continued
Series PT 1914, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,125	$ 5,125
Santa Ana Hsg. Auth. 3.53%, LOC Fannie Mae, VRDN (b)(c)	8,140	8,140
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 3.5%, LOC Union Bank of California, VRDN (b)(c)	12,445	12,445
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(d)	14,530	14,530
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series A, 3.52% 3/20/07, LOC WestLB AG, CP	8,200	8,200
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 3.5%, LOC Fannie Mae, VRDN (b)(c)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 3.5%, LOC Fannie Mae, VRDN (b)(c)	19,925	19,925
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 3.55%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	1,950	1,950
Sequoia Union High School District Bonds Series AAB 03 2, 3.51%, tender 12/7/06 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	12,100	12,100
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, 3.5%, LOC Fannie Mae, VRDN (b)(c)	17,500	17,500
Sonoma County Jr. College District Rev. Participating VRDN Series MA 06 1466, 3.48% (Liquidity Facility Morgan Stanley) (b)(d)	3,510	3,510
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Participating VRDN Series Putters 470, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,210	5,210
Southern California Home Fing. Auth. Single Family Rev.:
Participating VRDN Series MT 90, 3.54% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	99,530	99,530
Series A:
3.41% (Liquidity Facility Fannie Mae), VRDN (b)(c)	1,205	1,205
3.41% (Liquidity Facility Fannie Mae), VRDN (b)(c)	23,175	23,175
Sunnyvale School District Participating VRDN Series PT 2710, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,000	2,000
Sweetwater Union High School District Participating VRDN Series MS 1456, 3.48% (Liquidity Facility Morgan Stanley) (b)(d)	9,470	9,470
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs. Participating VRDN:
Series EGL 7050006 Class A, 3.49% (Liquidity Facility Citibank NA) (b)(d)	$ 4,890	$ 4,890
Series EGL 7050084 Class A, 3.49% (Liquidity Facility Citibank NA) (b)(d)	16,500	16,500
Series Merlots 97 G, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(d)	13,430	13,430
Series PA 529, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,100	3,100
Series PT 872, 3.48% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	8,265	8,265
Series Putters 1201, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,215	5,215
Walnut Energy Ctr. Auth. Rev. Participating VRDN Series Putters 583, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,180	5,180
William S. Hart Union High School District Participating VRDN Series SG 171, 3.5% (Liquidity Facility Societe Generale) (b)(d)	8,600	8,600
Yucaipa Valley Wtr. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 2130, 3.48% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,505	3,505
		4,156,563
Puerto Rico - 3.3%
Puerto Rico Commonwealth Gen. Oblig.:
Participating VRDN Series Floater 53G, 3.51% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	11,000	11,000
TRAN 4.5% 7/30/07, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	67,500	67,934
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series ROC II R 636CE, 3.5% (Liquidity Facility Citigroup, Inc.) (b)(d)	66,300	66,300
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series MS 06 1534, 3.5% (Liquidity Facility Morgan Stanley) (b)(d)	3,475	3,475
		148,709
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Rev. Participating VRDN Series MS 06 1409, 3.48% (Liquidity Facility Morgan Stanley) (b)(d)	$ 18,400	$ 18,400
TOTAL INVESTMENT PORTFOLIO - 96.3% (Cost $4,323,672)		4,323,672
NET OTHER ASSETS - 3.7%		168,431
NET ASSETS - 100%		$ 4,492,103
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information
At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $4,323,672,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California AMT Tax-Free
Money Market Fund

November 30, 2006

1.810689.102

SCM-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.8%
	Principal Amount (000s)	Value (000s)
California - 91.8%
ABAG Fin. Auth. for Nonprofit Corp. Rev. Participating VRDN Series MT 40, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 11,000	$ 11,000
Adelanto Pub. Util. Auth. Rev. (Util. Sys. Proj.) Series A, 3.5% (AMBAC Insured), VRDN (a)	21,290	21,290
Alameda Corridor Trans. Auth. Rev. Participating VRDN:
Series BS 05 222 Class A, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	5,435	5,435
Series PZ 51, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,505	6,505
Series PZ 61, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,725	8,725
Alhambra Ctfs. of Prtn. Participating VRDN Series PT 3457, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,700	4,700
Anaheim Pub. Fing. Auth. Lease Rev. Participating VRDN Series PT 2067, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,785	5,785
Apple Valley Unified School District Participating VRDN Series Putters 544, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,660	3,660
Bay Area Toll Auth. Toll Bridge Rev. Participating VRDN:
Series EGL 06 83 Class A, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	30,000	30,000
Series MT 238, 3.73% (Liquidity Facility DEPFA BANK PLC) (a)(b)	34,130	34,130
California CIFG Participating VRDN Series ROC 681, 3.48% (Liquidity Facility Citibank NA) (a)(b)	6,000	6,000
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Participating VRDN:
Series PT 1745, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,505	9,505
Series ROC II R1024, 3.48% (Liquidity Facility Citigroup, Inc.) (a)(b)	13,320	13,320
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Participating VRDN:
Series PA 1201R, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,900	10,900
Series PT 759, 3.48% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	10,295	10,295
Series Putters 310, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,995	4,995
Series Putters 322, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	5,950	5,950
Series 2002 C1, 3.28%, LOC Dexia Cr. Local de France, VRDN (a)	42,655	42,655
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Subseries 2005 F3, 3.55%, LOC Bank of New York, New York, LOC California Pub. Employees' Retirement Sys., VRDN (a)	$ 4,200	$ 4,200
Subseries F2, 3.55%, LOC JPMorgan Chase Bank, LOC Societe Generale, VRDN (a)	32,440	32,440
California Econ. Recovery:
Participating VRDN:
Series MS 929, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)	7,995	7,995
Series PA 1262, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,650	7,650
Series PT 2216, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,180	5,180
Series PT 965, 3.48% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	20,000	20,000
Series 2004 C1, 3.68% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	12,000	12,000
Series 2004 C13, 3.38% (XL Cap. Assurance, Inc. Insured), VRDN (a)	14,175	14,175
California Edl. Facilities Auth. Rev. Participating VRDN:
MS 1383, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)	8,620	8,620
MS 1384, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)	8,620	8,620
Series EGL 06 31 Class 2003 A, 3.49% (Liquidity Facility Citibank NA) (a)(b)	15,800	15,800
Series MS 1126, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)	20,615	20,615
Series SGB 45, 3.48% (Liquidity Facility Societe Generale) (a)(b)	5,000	5,000
Series Solar 06 65, 3.48% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	10,360	10,360
California Gen. Oblig.:
Bonds Series AAB 00 1, 3.5%, tender 12/7/06 (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	9,900	9,900
Participating VRDN:
MOTC PA 1396, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,400	8,400
MS 06 1437, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)	7,000	7,000
ROC RR II R 624, 3.48% (Liquidity Facility Citibank NA) (a)(b)	10,000	10,000
Series DB 179, 3.48% (Liquidity Facility Deutsche Bank AG) (a)(b)	15,920	15,920
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series EGL 05 1000 Class A, 3.49% (Liquidity Facility Citibank NA) (a)(b)	$ 16,090	$ 16,090
Series LB 06 FP3, 3.44% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	29,900	29,900
Series MACN 06 N, 3.49% (Liquidity Facility Bank of America NA) (a)(b)	28,865	28,865
Series Merlots 02 A17, 3.5% (Liquidity Facility Bank of New York, New York) (a)(b)	5,725	5,725
Series Merlots 03 A45, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	5,215	5,215
Series Merlots B45, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	37,045	37,045
Series MT 162, 3.48% (Liquidity Facility DEPFA BANK PLC) (a)(b)	2,000	2,000
Series PA 1231, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,940	5,940
Series PA 1357, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,490	8,490
Series PT 1252, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,100	10,100
Series PT 2266, 3.48% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	7,815	7,815
Series PT 2281, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,225	5,225
Series PT 2485, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,075	2,075
Series PT 964, 3.48% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	4,995	4,995
Series PT 990, 3.48% (Liquidity Facility BNP Paribas SA) (a)(b)	6,700	6,700
Series Putters 1256, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,425	5,425
Series Putters 1267, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,600	6,600
Series Putters 482, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,495	7,495
Series Putters 519, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,995	4,995
Series Putters 556Z, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,450	7,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series SG 84, 3.48% (Liquidity Facility Societe Generale) (a)(b)	$ 1,660	$ 1,660
Series SGA 55, 3.48% (Liquidity Facility Societe Generale) (a)(b)	9,050	9,050
Series SGB 7, 3.48% (Liquidity Facility Societe Generale) (a)(b)	170	170
Series SGC 06 2 Class A, 3.5% (Liquidity Facility Societe Generale) (a)(b)	1,000	1,000
Series Solar 05 4, 3.48% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	15,000	15,000
3.48% (Liquidity Facility Bank of New York, New York) (a)(b)	11,830	11,830
RAN 4.5% 6/29/07	5,625	5,659
3.42% 2/13/07 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	20,000	20,000
3.45% 12/7/06 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	22,000	22,000
3.45% 12/8/06 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	22,735	22,735
3.49% 12/13/06 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	46,950	46,950
3.5% 12/1/06 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	35,000	35,000
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series MS 01 592, 3.52% (Liquidity Facility Morgan Stanley) (a)(b)	11,170	11,170
Series PA 1414 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	14,010	14,010
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN:
PT 3501, 3.48% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	6,875	6,875
Series EGL 04 28 Class A, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	9,425	9,425
Series MS 06 1362, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)	32,000	32,000
Series PA 1193, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,285	6,285
Series PT 3701, 3.48% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	9,330	9,330
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev. Participating VRDN:
Series MSTC 9052, 3.48% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	$ 8,990	$ 8,990
Series PT 3262, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,260	5,260
Series PT 3412, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,880	7,880
Series Putters 609, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,095	1,095
California School Cash Reserve Prog. TRAN Series A, 4.5% 7/6/07 (AMBAC Insured)	18,000	18,103
California State Univ. Rev. & Colleges Participating VRDN MS 06 1411, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)	4,000	4,000
California Statewide Cmntys. Dev. Auth. Iam Commercial Paper Bonds (Kaiser Permanente Health Sys. Proj.) Series 04K, 3.48%, tender 3/1/07, CP mode	1,500	1,500
California Statewide Cmntys. Dev. Auth. Rev.:
Participating VRDN Series Putters 1425, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,900	4,900
(Kaiser Permanente Health Sys. Proj.):
Series 2002 B, 3.36%, VRDN (a)	67,350	67,349
Series 2003 A, 3.36%, VRDN (a)	37,000	37,000
Series 2003 C, 3.38%, VRDN (a)	14,360	14,360
Series 2004 J, 3.36%, VRDN (a)	27,000	27,000
Series 2004 L, 3.36%, VRDN (a)	20,000	20,000
Series 2004 M, 3.36%, VRDN (a)	58,650	58,650
(Nat'l. Ctr. For Int'l. School Proj.) Series A, 3.36%, LOC Allied Irish Banks PLC, VRDN (a)	5,000	5,000
California Statewide Cmntys. Dev. Auth. Rev. Ctfs. of Prtn. Participating VRDN Series Merlots 99 E, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	5,000	5,000
Carson Redev. Agcy. Participating VRDN Series PT 2346, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,735	5,735
Chabot - Las Positas Cmnty. College District Participating VRDN Series 284, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	3,700	3,700
Chino Redev. Agcy. Tax Alloc Participating VRDN 3.48% (Liquidity Facility Bank of New York, New York) (a)(b)	6,905	6,905
City of Long Beach TRAN 4.5% 10/10/07	30,000	30,271
Clovis Unified School District Participating VRDN Series PZ 42, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,500	1,500
Coast Cmnty. College District Participating VRDN Series ROCS RR II R 6088, 3.48% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,635	4,635
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Contra Costa County Gen. Oblig. TRAN 4.5% 12/7/06	$ 6,285	$ 6,286
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series PT 1666, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,615	5,615
Culver City School Facilities Fing. Auth. Participating VRDN Series Merlots 05 A24, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	11,995	11,995
Desert Sands Unified School District Participating VRDN Series ROCS RR II R 6086, 3.48% (Liquidity Facility Citigroup, Inc.) (a)(b)	1,900	1,900
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 06 80 Class A, 3.49% (Liquidity Facility Citibank NA) (a)(b)	9,870	9,870
Series EGL 7053015 Class A, 3.49% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)	21,430	21,430
Series EGL 720050045 Class A, 3.49% (Liquidity Facility Citibank NA) (a)(b)	19,800	19,800
Series 1988, 3.47% 3/15/07, CP	5,000	5,000
East Side Union High School District Santa Clara County Participating VRDN 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	4,300	4,300
Foothill-De Anza Cmnty. College District Participating VRDN:
Series Merlots 00 YY, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	11,695	11,695
Series PZ 57, 3.53% (Liquidity Facility BNP Paribas SA) (a)(b)	7,115	7,115
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Participating VRDN:
Series PZ 41, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,880	3,880
Series PZ 96, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,875	5,875
Fresno Unified School District Participating VRDN Series DB 109, 3.48% (Liquidity Facility Deutsche Bank AG) (a)(b)	6,170	6,170
Gavilan Joint Cmnty. College District Participating VRDN:
Series Putters 587Z, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,010	5,010
Series ROC II R 2123, 3.48% (Liquidity Facility Citigroup, Inc.) (a)(b)	6,805	6,805
Golden State Tobacco Securitization Corp. Participating VRDN:
Series 1503, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)	2,600	2,600
Series Best 05 230, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	4,025	4,025
Series LB 05 FC1, 3.44% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Participating VRDN: - continued
Series LB 05 FC2, 3.44% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	$ 20,345	$ 20,345
Series MS 1220, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)	16,000	16,000
Series MS 1271, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)	15,410	15,410
Series MS 1298, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)	37,750	37,750
Series MSTC 238, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	4,350	4,350
Series PA 1237, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,740	2,740
Series PT 3572, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,080	2,080
Series PZ 86, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,620	4,620
Series ROC II R287X, 3.5% (Liquidity Facility Citibank NA) (a)(b)	3,535	3,535
Series ROC II R443CE, 3.5% (Liquidity Facility Citibank NA) (a)(b)	3,400	3,400
Series ROC II R509, 3.48% (Liquidity Facility Citibank NA) (a)(b)	8,000	8,000
Series TOC 04 B, 3.48% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	7,500	7,500
Series TOC 06 Z4, 3.54% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	1,898	1,898
Series TOC 06 Z5, 3.54% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	2,630	2,630
3.48% (Liquidity Facility Citibank NA) (a)(b)	10,040	10,040
3.49% (Liquidity Facility Citibank NA) (a)(b)	7,000	7,000
3.49% (Liquidity Facility Citibank NA) (a)(b)	61,905	61,905
Golden West Schools Fing. Auth.:
Bonds Series PT 2985, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	5,735	5,735
Participating VRDN Series PT 3016, 3.48% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	8,870	8,870
Grossmont Union High School District Participating VRDN Series PT 3489, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,800	6,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Grossmont-Cuyamaca Cmnty. College District Participating VRDN Series MS 1130, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)	$ 10,790	$ 10,790
La Quinta Fing. Auth. Local Agcy. Rev. Participating VRDN Series ROC II R412, 3.48% (Liquidity Facility Citibank NA) (a)(b)	5,580	5,580
Los Angeles County Gen. Oblig. TRAN Series A, 4.5% 6/29/07	15,000	15,083
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Participating VRDN:
Series EGL 04 46 Class A, 3.49% (Liquidity Facility Citibank NA) (a)(b)	9,700	9,700
Series PT 3553, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,450	4,450
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	13,830	13,830
Los Angeles County Sanitation District Fin. Auth. Rev. Participating VRDN Series Solar 06 55, 3.48% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	10,690	10,690
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series EGL 7053026 Class A, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	18,000	18,000
Series PA 1192, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,980	7,980
Series PT 2286, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,535	5,535
Series Putters 1302Z, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,495	7,495
Series ROC II R3010, 3.48% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,110	5,110
Series Solar 06 37, 3.48% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	8,500	8,500
Subseries B5, 3.38% (Liquidity Facility Bank of America NA) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	15,500	15,500
3.55% 12/12/06 (Liquidity Facility Dexia Cr. Local de France), CP	13,000	13,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series EGL 06 0067, 3.49% (Liquidity Facility Citibank NA) (a)(b)	24,000	24,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN: - continued
Series Merlots 99 L, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	$ 8,500	$ 8,500
Series Solar 06 48, 3.5% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	15,675	15,675
3.49% (Liquidity Facility Citibank NA) (a)(b)	11,800	11,800
Los Angeles Gen. Oblig.:
Participating VRDN Series PT 1476, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,255	10,255
TRAN 4.5% 6/29/07	59,000	59,258
Los Angeles Muni. Impt. Corp. Lease Rev. Participating VRDN Series PT 1405, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,125	8,125
Los Angeles Unified School District:
Participating VRDN:
Series 109, 3.49% (Liquidity Facility Bank of America NA) (a)(b)	6,990	6,990
Series 1475, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)	2,500	2,500
Series EGL 06 0143, 3.49% (Liquidity Facility Citibank NA) (a)(b)	30,600	30,600
Series EGL 06 88 Class A, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	4,515	4,515
Series MSTC 01 135, 3.67% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	9,195	9,195
Series MT 285, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,640	5,640
Series PT 1763, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	16,740	16,740
Series PT 2196, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,625	9,625
Series PT 3382, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,965	5,965
Series PT 3409, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,050	4,050
Series PT 3553, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,300	8,300
Series PT 3722, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,330	4,330
Series Putters 1442, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,200	3,200
Series Putters 1558, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District: - continued
Participating VRDN:
Series Putters 488, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	$ 17,915	$ 17,915
Series ROC II RR 625, 3.48% (Liquidity Facility Citibank NA) (a)(b)	11,000	11,000
Series ROC RR II 7029, 3.48% (Liquidity Facility Citigroup, Inc.) (a)(b)	9,270	9,270
Series Solar 06 18, 3.5% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	5,260	5,260
TRAN 4.25% 12/3/07	7,100	7,155
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series EGL 7053003 Class A, 3.49% (Liquidity Facility Citibank NA) (a)(b)	11,000	11,000
Series ROC II R4034, 3.48% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,935	4,935
Merced Irrigation District Elec. Sys. Rev. Participating VRDN Series ROC II R512, 3.48% (Liquidity Facility Citibank NA) (a)(b)	3,250	3,250
Metropolitan Wtr. District Southern California Wtrwks. Rev. Participating VRDN:
Series FRRI 00 A6, 3.42% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)	7,000	7,000
Series Merlots 99 O, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	11,880	11,880
Series MSTC 01 113A, 3.48% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	7,990	7,990
Series PA 837, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,995	4,995
Northern California Pwr. Agcy. Pub. Pwr. Rev. Participating VRDN Series MS 01 836, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)	5,495	5,495
Norwalk-Mirada Unified School District Participating VRDN Series SG 169, 3.5% (Liquidity Facility Societe Generale) (a)(b)	12,000	12,000
Oak Grove School District Participating VRDN Series ROC II R7527, 3.48% (Liquidity Facility Citigroup, Inc.) (a)(b)	9,920	9,920
Oakland Gen. Oblig. Participating VRDN:
Series Merlots 00 A, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	3,000	3,000
Series PT 959, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,300	4,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Joint Powers Fing. Auth. Participating VRDN Series Putters 1253, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	$ 4,215	$ 4,215
Oxnard Fing. Auth. Wtr. Rev. Participating VRDN:
Series SG 174, 3.5% (Liquidity Facility Societe Generale) (a)(b)	4,960	4,960
Series Solar 06 85, 3.48% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	12,000	12,000
Pasadena Elec. Rev. Participating VRDN Series PT 2282, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,285	5,285
Poway Redev. Agcy. Tax Allocation Rev. Participating VRDN:
Series Putters 372, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	11,085	11,085
Series ROC II R2046, 3.48% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,255	4,255
Puttable Floating Option Tax Receipts Participating VRDN:
Series PZP 019, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	11,150	11,150
Series PZP 13, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,500	8,500
Series PZP 14, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,300	6,300
Series PZP 2, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,275	3,275
Series PZP 9, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	18,160	18,160
Riverside County Gen. Oblig. 3.5% 2/15/07, LOC WestLB AG, CP	7,200	7,200
Rowland Unified School District Participating VRDN Series MS 06 1484, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)	8,000	8,000
Sacramento City Fing. Auth. Rev. Participating VRDN Series PZ 93, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,230	5,230
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN:
Series EGL 04 47 Class A, 3.49% (Liquidity Facility Citibank NA) (a)(b)	15,200	15,200
Series Putters 1407, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,450	1,450
Series ROC II R504, 3.48% (Liquidity Facility Citibank NA) (a)(b)	3,230	3,230
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento County Wtr. Fing. Auth. Participating VRDN Series PA 1176, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 4,000	$ 4,000
Sacramento Muni. Util. District Elec. Rev. Participating VRDN:
Series BA 02 M, 3.49% (Liquidity Facility Bank of America NA) (a)(b)	3,975	3,975
Series PT 2140, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,200	7,200
Series PT 2215, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,630	5,630
Series Putters 591, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,180	2,180
Sacramento Muni. Util. District Fing. Auth. Rev. Participating VRDN Series Putters 1237Z, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,475	10,475
San Diego County Wtr. Auth. Series 3, 3.5% 3/13/07 (Liquidity Facility Dexia Cr. Local de France), CP	45,000	45,000
San Diego Unified School District Participating VRDN:
Series MS 01 847, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)	8,220	8,220
Series MS 1499, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)	5,945	5,945
Series MS 965, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)	4,015	4,015
Series PA 1245, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,335	1,335
Series PT 3724, 3.48% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	4,985	4,985
Series ROC II R1067, 3.48% (Liquidity Facility Citigroup, Inc.) (a)(b)	3,475	3,475
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. Participating VRDN Series MS 06 1318X, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)	7,965	7,965
San Francisco Bldg. Auth. Lease Rev. Participating VRDN Series PT 3461, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,900	3,900
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series Putters 1569, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,845	6,845
San Francisco City & County Pub. Util. Commission Wtr. Rev. Participating VRDN:
Series MS 06 1321, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Pub. Util. Commission Wtr. Rev. Participating VRDN: - continued
Series ROC II R 6085, 3.48% (Liquidity Facility Citigroup, Inc.) (a)(b)	$ 2,080	$ 2,080
San Francisco Student Finl. Auth. Participating VRDN Series Solar 06 97, 3.48% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	14,385	14,385
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Participating VRDN:
Series GS 06 90, 3.66% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	2,250	2,250
Series GS 06 911, 3.51% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	1,150	1,150
Series MS 06 1524, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	5,690	5,690
Series Putters 1409, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,800	2,800
Series TOC 06 Z17, 3.5% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	7,875	7,875
San Jose Evergreen Cmnty. College District Participating VRDN Series MS 06 1328, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)	12,473	12,473
San Jose Fing. Auth. Lease Rev. Participating VRDN Series Putters 1280Z, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,700	3,700
San Jose Redev. Agcy. Tax Allocation Participating VRDN:
Series MS 02 749, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)	6,495	6,495
Series PT 3410, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,955	7,955
Series Putters 575, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,560	2,560
San Jose Unified School District, Santa Clara County Participating VRDN:
Series PT 3497, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,120	4,120
Series PZ 115, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,420	1,420
San Marcos Pub. Facilities Auth. Tax Allocation Rev. Participating VRDN:
Series ROC II R2027, 3.48% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,620	5,620
Series Solar 06 52, 3.48% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	10,735	10,735
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Mateo County Cmnty. College District Participating VRDN Series MSTC 3003, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	$ 5,405	$ 5,405
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	8,900	8,900
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series A, 3.52% 3/20/07, LOC WestLB AG, CP	5,421	5,421
Santa Cruz County Redev. Agcy. Participating VRDN Series Solar 06 31, 3.48% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	14,740	14,740
Santa Rosa High School District Participating VRDN Series PT 2193, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,120	4,120
Santa Rosa Wastewtr. Rev. Participating VRDN Series PZ 43, 3.53% (Liquidity Facility BNP Paribas SA) (a)(b)	8,740	8,740
Sequoia Union High School District Bonds Series AAB 03 2, 3.51%, tender 12/7/06 (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	5,900	5,900
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Participating VRDN Series PT 3283, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,085	8,085
South San Francisco Redev. Agcy. Tax Allocation Rev. Participating VRDN Series Solar 06 67, 3.48% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	13,910	13,910
Southern California Pub. Pwr. Auth. Rev. Participating VRDN Series MS 1045, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)	5,470	5,470
Springfield Pub. Util. Rev. Participating VRDN Series 06 41, 3.51% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	11,475	11,475
Sunnyvale School District Participating VRDN:
Series PT 2710, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,630	3,630
Series Putters 800, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	7,645	7,645
Univ. of California Revs. Participating VRDN:
Series EGL 7050084 Class A, 3.49% (Liquidity Facility Citibank NA) (a)(b)	9,000	9,000
Series Merlots 97 G, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	20,000	20,000
Series MS 1274, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)	15,145	15,145
Series MSDW 00 480, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)	3,580	3,580
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs. Participating VRDN: - continued
Series PA 1168, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 20,045	$ 20,045
Series Solar 06 39, 3.48% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	10,310	10,310
Vallejo City Unified School District Participating VRDN Series PT 1664, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	11,770	11,770
Ventura County Gen. Oblig. TRAN 4.5% 7/2/07	10,000	10,045
		2,763,986
Puerto Rico - 7.0%
Puerto Rico Commonwealth Gen. Oblig.:
Participating VRDN Series Floater 53G, 3.51% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	11,000	11,000
TRAN 4.5% 7/30/07, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	44,800	45,088
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series MACN 05 N, 3.49% (Liquidity Facility Bank of America NA) (a)(b)	5,440	5,440
Series MACN 06 M, 3.49% (Liquidity Facility Bank of America NA) (a)(b)	7,375	7,375
Series MACN 06 R, 3.49% (Liquidity Facility Bank of America NA) (a)(b)	13,200	13,200
Series PA 1052, 3.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,195	9,195
Series RobIns 14, 3.51% (Liquidity Facility Bank of New York, New York) (a)(b)	3,520	3,520
Series ROC 2 98 1, 3.48% (Liquidity Facility Citibank NA) (a)(b)	2,000	2,000
Series ROC II R 636CE, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	64,900	64,900
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series MS 1276, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)	15,729	15,729
Series PA 778R, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,850	3,850
Series Putters 268, 3.47% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,100	1,100
Series SGA 43, 3.45% (Liquidity Facility Societe Generale) (a)(b)	9,700	9,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN: - continued
Series SGA 44, 3.45% (Liquidity Facility Societe Generale) (a)(b)	$ 9,400	$ 9,400
Puerto Rico Infrastructure Fing. Auth. Bonds Series AAB 00 17, 3.49%, tender 12/7/06 (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	11,000	11,000
		212,497
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $2,976,483)		2,976,483
NET OTHER ASSETS - 1.2%		35,220
NET ASSETS - 100%		$ 3,011,703
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,735,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Golden West Schools Fing. Auth. Bonds Series PT 2985, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	10/10/06	$ 5,735
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 7
Income Tax Information
At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $2,976,483,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 24, 2007